Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	$ 1,598		$ 2,178
Derivative liabilities netting	(1,192)		(1,549)
Derivative assets before netting	1,349		1,546
Derivative assets netting	(599)		(418)
Available-for-sale securities	40,935	[1]	40,139	[1]
Mortgage loans held for sale	3,263		7,957
Mortgage servicing rights	2,680		1,700		1,519	1,837
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total	525		634
Derivative assets total	805		1,388
Available-for-sale securities	40,935		40,139
Mortgage loans held for sale	3,263		7,957
Mortgage servicing rights	2,680		1,700
Other assets	731		480
Total	48,414		51,664
Short-term borrowings	663		401
Total	1,188		1,035
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,045		1,226
Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,738		6,455
Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6		6
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	640		731
Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	212		218
Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	161		202
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31,553		29,495
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	478		624
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	297		355
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	152		193
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24		42
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	629		592
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting
Derivative assets before netting
Available-for-sale securities	148		678
Mortgage loans held for sale
Mortgage servicing rights
Other assets	143		94
Total	291		772
Short-term borrowings	112		50
Total	112		50
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	7		491
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	141		187
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	1,647		2,128
Derivative assets before netting	889		572
Available-for-sale securities	39,940		38,458
Mortgage loans held for sale	3,263		7,957
Mortgage servicing rights
Other assets	588		386
Total	44,680		47,373
Short-term borrowings	551		351
Total	2,198		2,479
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,038		735
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,738		6,455
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6		6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	631		722
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	212		218
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	20		15
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31,553		29,495
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	152		193
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24		42
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	566		577
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	70		55
Derivative assets before netting	515		1,234
Available-for-sale securities	847		1,003
Mortgage loans held for sale
Mortgage servicing rights	2,680		1,700
Other assets
Total	4,042		3,937
Short-term borrowings
Total	70		55
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9		9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	478		624
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	297		355
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	63		15
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	(1,192)		(1,549)
Derivative assets netting	(599)		(418)
Available-for-sale securities
Mortgage loans held for sale
Mortgage servicing rights
Other assets
Total	(599)		(418)
Short-term borrowings
Total	(1,192)		(1,549)
Netting [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.